INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORY
Schedule of inventory

	December 31,	December 31,	December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Raw materials	$500,263	$301,693	$175,487
Work in progress	—	2,435	171,599
Finished goods	118,387	14,007	51,470
	$618,650	$318,135	$398,556

Research and development supplies	$671,845	$1,274,653	$1,274,653